Financial Instruments and Risk Management (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Average foreign exchange rate	10
Net foreign exchange loss	$ 543,401	$ 201,206